Warrants (Details Narrative) - Warrant [Member] - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Unissued	17,355,700	17,355,700
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.78	$ 0.78
Securities purchase agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Unissued		17,355,700
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.78